UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Dryden High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	6/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden High Yield Fund, Inc.

JUNE 30, 2004	SEMIANNUAL REPORT

FUND TYPE

Junk bond

OBJECTIVES

Current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

August 16, 2004

We hope that you find the semiannual report for the Dryden High Yield Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may also be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden High Yield Fund, Inc.

Dryden High Yield Fund, Inc.	1

Your Fund’s Performance

Fund objectives

The primary investment objective of the Dryden High Yield Fund, Inc. (the Fund) is to maximize current income. As a secondary objective, the Fund seeks capital appreciation, but only when consistent with the Fund’s primary investment objective of current income. There can be no assurance that the Fund will achieve its investment objectives.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 6/30/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	1.08%	9.88%	17.10%	79.34%	191.75%
Class B	0.84	9.34	14.24	69.92	639.68
Class C	0.84	9.34	14.24	N/A	69.75
Class Z	1.39	10.34	18.91	N/A	50.20
Lehman Brothers U.S. Corporate High Yield Index[3]	1.36	10.33	27.98	101.89	***
Lipper High Current Yield Funds Avg.[4]	1.15	9.63	18.63	69.95	****

Average Annual Total Returns[1] as of 6/30/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		4.93%	2.26%	5.53%	7.35%
Class B		4.34	2.57	5.44	8.24
Class C		8.34	2.70	N/A	5.48
Class Z		10.34	3.52	N/A	5.00
Lehman Brothers U.S. Corporate High Yield Index[3]		10.33	5.06	7.28	***
Lipper High Current Yield Funds Avg.[4]		9.63	3.27	5.31	****

Distributions and Yields[1] as of 6/30/04
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.21	6.32%
Class B	$0.20	6.13%
Class C	$0.20	6.13%
Class Z	$0.22	6.87%

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5.00% and 1%, respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to a distribution and service (12b-1) fee of up to 0.30%, 0.75%, and 1% annually, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 1/22/90; Class B, 3/29/79; Class C, 8/1/94; and Class Z, 3/1/96.

3The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity. It gives a broad look at how high yield (“junk”) bonds have performed. 4The Lipper High Current Yield Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Current Yield Funds category for the periods noted. Funds in the Lipper High Current Yield Funds Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. Investors cannot invest directly in an index. The returns for the Lehman Brothers U.S. Corporate High Yield Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers U.S. Corporate High Yield Index Closest Month-End to Inception cumulative total returns are 261.29% for Class A, 601.66% for Class B, 100.19% for Class C, and 64.27% for Class Z. Lehman Brothers U.S. Corporate High Yield Index Closest Month-End to Inception average annual total returns are 9.32% for Class A, 9.72% for Class B, 7.25% for Class C, and 6.14% for Class Z. The Lehman Brothers High Yield Bond Index began on 6/30/83, therefore the return for Class B shares represents an inception return from that time until present (6/30/04).

****Lipper Average Closest Month-End to Inception cumulative total returns are 205.43% for Class A, 774.04% for Class B, 70.58% for Class C, and 47.51% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are 7.93% for Class A, 8.86% for Class B, 5.40% for Class C, and 4.63% for Class Z.

Dryden High Yield Fund, Inc.	3

Five Largest Long-Term Issues expressed as a percentage of net assets as of 6/30/04
Echostar DBS Corp., Sr. Notes, 10.375%, 10/01/07	1.4%
Qwest Services Corp., Notes, 14.00%, 12/15/10	1.2
OM Group, Inc., Sr. Sub. Notes, 9.25%, 12/15/11	1.0
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	0.9
Midland Funding II Corp., Deb., 13.25%, 7/23/06	0.8

†Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/04
High Grade	1.9%
Ba	27.5
B	45.8
Caa or Lower	15.9
Not Rated	34.4
Total Investments	125.5
Liabilities in excess of other assets	(25.5)
Net Assets	100.0

*Source: Moody’s Investor Service (Moody’s). Credit quality is subject to change.

4	Visit our website at www.jennisondryden.com

Portfolio of Investments

as of June 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 94.9%

ASSET BACKED SECURITIES 0.9%
Centurion CDO VII Ltd., Ser. 2004-7A, Cl. D1	Ba2	12.09%	1/30/16	$5,000		$5,000,000
CSAM Funding Corp. I, Sub. Notes, Cl. D-2	Ba2	7.52(j)	3/29/16	7,000		5,460,000
Liberty Square Ltd., Ser. 2001-2A, Cl. D (cost $3,730,968; purchased 5/23/01)	Ba3	8.36(j)	6/15/13	3,462	(b)	1,176,993
Octagon Investment Partners III, Sr. Sec’d. Notes (cost $5,000,000; purchased 12/7/99)	Ba3	7.36(j)	12/14/11	5,000	(b)	3,738,500
Stanfield/RMF Transatlantic Ltd., Sr. Notes, Ser. D-1 (cost $5,000,000; purchased 4/19/00)	Caa3	7.24(j)	4/15/15	5,000	(b)	1,500,000

Total asset backed securities (cost $25,408,779)						16,875,493

CORPORATE BONDS 90.3%

Aerospace/Defense 1.9%
Alliant Techsystems, Inc., Sr. Sub. Notes	B2	8.50	5/15/11	2,955		3,191,400
Argo-Tech Corp., Sr. Notes	B3	9.25	6/01/11	1,250		1,287,500
BE Aerospace, Inc.
Sr. Sub. Notes, Ser. B	Caa3	8.00	3/01/08	1,550		1,441,500
Sr. Sub. Notes, Ser. B	Caa3	8.875	5/01/11	4,790	(g)	4,454,700
Dunlop Standard Aerospace Holdings PLC, Sr. Notes	B3	11.875	5/15/09	3,843		4,083,188
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75	6/15/13	1,000		1,030,000
K&F Industries, Inc.,
Sr. Sub. Notes	B3	9.625	12/15/10	6,000		6,577,500
Sr. Sub. Notes, Ser. B	B3	9.25	10/15/07	3,570		3,677,100
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625	6/15/12	7,500		7,912,500
Sequa Corp., Sr. Notes, Ser. B	B1	8.875	4/01/08	3,500		3,683,750

						37,339,138

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	5

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Banks/Financial Services/Insurance 0.3%
Sovereign Bancorp, Inc., Sr. Notes	Baa3	10.50%	11/15/06	$1,245		$1,426,368
Western Financial Savings Bank, Sub. Cap. Deb.	B1	8.875	8/01/07	4,400		4,422,000

						5,848,368

Building & Construction 1.8%
American Standard, Inc., Gtd. Notes	Ba2	7.375	4/15/05	5,000		5,162,500
D.R. Horton, Inc.,
Sr. Gtd. Notes	Ba1	8.00	2/01/09	4,565		4,998,675
Sr. Notes	Ba1	7.50	12/01/07	2,000		2,160,000
Sr. Notes	Ba1	8.50	4/15/12	4,375	(g)	4,834,375
KB Home, Sr. Sub. Notes	Ba2	8.625	12/15/08	6,325	(g)	6,799,375
New Millenium Homes LLC	NR	Zero	12/31/07	1,854	(d)(f)	927,000
Nortek, Inc.
Sr. Notes	Caa1	Zero	5/15/11	5,000		4,000,000
Sr. Sub. Notes, Ser. B	B3	9.875	6/15/11	5,125		5,842,500

						34,724,425

Cable 5.2%
Avalon Cable Holdings LLC, Sr. Disc. Notes	Caa1	11.875	12/01/08	2,779		2,945,979
Callahan Nordrhein Westfalen (Germany),
Sr. Disc. Notes, Zero Coupon (until 07/15/05)	NR	16.00	7/15/10	15,000	(e)(i)	675,000
Sr. Notes	NR	14.00	7/15/10	6,900	(e)(i)	483,000
Charter Communications Holdings II, Sr. Notes	Caa1	10.25	9/15/10	5,000	(g)	5,037,500
Charter Communications Holdings LLC,
Sr. Disc. Notes, Zero Coupon (until 5/15/06)	Ca	11.75	5/15/11	3,000		1,942,500
Sr. Notes	Ca	8.625	4/01/09	2,970	(g)	2,368,575
Sr. Notes	Ca	10.00	4/01/09	1,500		1,252,500
Sr. Notes	Ca	10.75	10/01/09	2,700	(g)	2,268,000
Sr. Notes	Ca	9.625	11/15/09	7,250	(g)	5,872,500
Sr. Notes	Ca	10.25	1/15/10	8,200	(g)	6,765,000

See Notes to Financial Statements.

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Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Sr. Notes	Ca	11.125%	1/15/11	$9,000	(g)	$7,560,000
Sr. Notes	Ca	10.00	5/15/11	6,370	(g)	5,048,225
Charter Communications Operating LLC,
Sr. Notes	B2	8.00	4/30/12	3,500	(g)	3,386,250
Sr. Notes	B2	8.375	4/30/14	6,200	(g)	5,998,500
CSC Holdings, Inc. Deb.	B1	7.625	7/15/18	910	(d)	848,575
Sr. Notes	B1	7.875	12/15/07	4,050	(g)	4,212,000
DirecTV Holdings, Sr. Notes	B1	8.375	3/15/13	6,940		7,677,375
Echostar DBS Corp.,
Sr. Notes	Ba3	10.375	10/01/07	25,410		27,156,938
Sr. Notes	Ba3	9.125	1/15/09	7,197	(g)	7,889,711

						99,388,128

Chemicals 6.3%
BCP Caylux Holdings SCA (Luxembourg), Sr. Sub. Notes	B2	9.625	6/15/14	5,625	(g)(i)	5,828,906
Equistar Chemicals LP,
Gtd. Notes	B2	10.125	9/01/08	2,490	(g)	2,726,550
Notes	B+(a)	6.50	2/15/06	1,400		1,428,000
Sr. Notes	B2	10.625	5/01/11	5,200	(g)	5,772,000
Hercules, Inc., Sr. Sub. Notes	Ba3	6.75	10/15/29	6,975		6,696,000
HMP Equity Holdings Corp., Sr. Disc. Notes	CCC+(a)	Zero	5/15/08	1,400	(g)	812,000
Huntsman Advanced Materials LLC, Sec’d. Notes	B2	11.00	7/15/10	675		761,063
Huntsman Co. LLC
Sr. Notes	B3	11.50	7/15/12	4,750	(g)	4,809,375
Sr. Sec’d. Notes	B2	11.625	10/15/10	7,275	(g)	8,038,875
Huntsman International LLC, Sr. Sub. Notes	Caa1	10.125	7/01/09	7,171		7,314,420
IMC Global, Inc.,
Gtd. Notes	B1	11.25	6/01/11	1,600		1,844,000
Sr. Notes	B1	10.875	8/01/13	2,700		3,219,750
Sr. Notes, Ser. B	B1	10.875	6/01/08	3,675		4,272,187
Sr. Notes, Ser. B	B1	11.25	6/01/11	1,200		1,383,000
ISP Chemco, Inc., Sr. Sub. Notes, Ser. B	B1	10.25	7/01/11	3,370		3,749,125
Lyondell Chemical Co.,
Gtd. Notes	B1	10.50	6/01/13	1,010	(g)	1,093,325
Sr. Sec’d. Notes, Ser. B	B1	9.875	5/01/07	7,725	(g)	8,072,625
Nalco Co. Sr. Notes	B2	7.75	11/15/11	1,950		2,042,625
Sr. Sub. Notes	Caa1	8.875	11/15/13	7,350	(g)	7,699,125

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	7

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

OM Group, Inc., Sr. Sub. Notes	Caa1	9.25%	12/15/11	$19,535		$20,023,375
Rhodia SA,
Sr. Notes	B3	10.25	6/01/10	8,450	(g)	8,534,500
Sr. Sub. Notes	Caa1	8.875	6/01/11	6,000	(g)	5,070,000
Rockwood Specialties, Inc., Sr. Sub. Notes	B3	10.625	5/15/11	3,800	(g)	4,047,000
Westlake Chemical Corp., Sr. Notes	Ba3	8.75	7/15/11	5,725		6,211,625

						121,449,451

Consumer Products & Services 1.1%
Coinmach Corp., Sr. Notes	B2	9.00	2/01/10	7,945		7,964,862
Dimon, Inc., Sr. Notes	Ba3	9.625	10/15/11	3,150		3,181,500
Kindercare Learning Centers, Inc., Sr. Sub. Notes	B3	9.50	2/15/09	6,296		6,390,440
Levi Strauss & Co., Sr. Notes	Ca	12.25	12/15/12	2,700	(g)	2,659,500
The Goodyear Tire & Rubber Co., Notes	B3	7.857	8/15/11	1,775	(g)	1,619,688

						21,815,990

Containers 3.9%
Anchor Glass Container Corp., Sec’d. Notes	B2	11.00	2/15/13	3,725		4,260,469
Berry Plastics Corp., Gtd. Notes	B3	10.75	7/15/12	6,625		7,353,750
Crown Cork & Seal Finance PLC	B3	7.00	12/15/06	12,350		12,535,250
Crown European Holdings SA, Sec’d. Notes	B1	9.50	3/01/11	6,250		6,812,500
Graham Packaging Holdings Co.,
Sr. Disc. Notes	Caa2	10.75	1/15/09	10,675		10,981,906
Sr. Sub. Notes, Ser. B	Caa1	8.75	1/15/08	6,850		6,884,250
Greif Brothers Corp., Sr. Sub. Notes	B2	8.875	8/01/12	8,550		9,201,937
Owens-Brockway Glass Container,
Gtd. Notes	B2	7.75	5/15/11	7,730	(g)	8,039,200
Sec’d. Notes	B2	8.75	11/15/12	5,785		6,276,725
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	3,300		3,201,000

						75,546,987

See Notes to Financial Statements.

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Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Distribution/Wholesale 0.1%
Buhrmann US, Inc., Sr. Sub. Notes	B2	8.25%	7/01/14	$1,550		$1,546,125

Energy 8.5%
AmeriGas Partners & Eagle, Sr. Notes, Ser. B	B2	8.875	5/20/11	4,600		4,899,000
Chesapeake Energy Corp., Sr. Notes	Ba3	6.875	1/15/16	4,925		4,801,875
Edison Mission Energy,
Sr. Notes	B2	7.73	6/15/09	8,115	(g)	7,891,838
Sr. Notes	B2	9.875	4/15/11	1,250		1,303,125
El Paso Corp., Sr. Notes	Caa1	7.00	5/15/11	10,400	(g)	9,100,000
El Paso Energy Partners LP, Sr. Sub. Notes	B1	8.50	6/01/11	519		561,818
El Paso Production Holding Co., Sr. Notes	B3	7.75	6/01/13	6,875		6,307,813
Empresa Nacional de Electricidad SA (Chile),
Notes	Ba2	8.35	8/01/13	8,765	(g)(i)	9,356,777
Notes	Ba2	8.625	8/01/15	5,650	(i)	6,092,254
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25	4/15/14	2,100		1,974,000
Ferrellgas Partner LP, Sr. Notes	B2	8.75	6/15/12	2,590		2,764,825
Forest Oil Corp., Sr. Notes	Ba3	8.00	6/15/08	2,360		2,513,400
Gazprom
Notes	NR	10.50	10/21/09	1,980		2,258,190
Notes	BB-(a)	9.625	3/01/13	5,000		5,143,750
Gemstone Investors Ltd., Gtd. Notes	Caa1	7.71	10/31/04	5,300	(g)	5,339,750
GulfTerra Energy Partners, L.P., Sr. Notes	Ba3	6.25	6/01/10	2,600		2,626,000
Hanover Compressor Co., Sr. Notes	B3	8.625	12/15/10	2,075	(g)	2,147,625
Hanover Equipment Trust, Sec’d. Notes, Ser. B	B2	8.75	9/01/11	7,325	(g)	7,837,750
Homer City Funding LLC, Gtd. Notes	Ba2	8.137	10/01/19	1,980		2,079,000
Houston Exploration Co., Sr. Sub. Notes	B2	7.00	6/15/13	2,350		2,361,750
Magnum Hunter Resources, Inc., Sr. Notes	B2	9.60	3/15/12	735		808,500

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	9

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

MEI Euro Finance Ltd., Gtd. Notes	B3	8.75%	5/22/10	$2,060		$1,823,100
Pacific Energy Partners Finance, Sr. Notes	Ba2	7.125	6/15/14	2,700	(g)	2,740,500
Parker & Parsley Petroleum Co., Sr. Notes	Baa3	8.875	4/15/05	2,000		2,091,968
Parker Drilling Co., Sr. Notes, Ser. B	B2	10.125	11/15/09	4,500		4,747,500
Plains All American Pipeline LP, Gtd. Notes	Ba1	7.75	10/15/12	1,120		1,227,331
Premcor Refining Group, Inc.,
Sr. Notes	Ba3	9.50	2/01/13	6,550	(g)	7,548,875
Sr. Notes	Ba3	6.75	5/01/14	390	(g)	386,100
Sr. Sub. Notes	B2	7.75	2/01/12	2,875	(g)	2,982,812
Stone Energy Corp., Sr. Sub. Notes	B2	8.25	12/15/11	2,000		2,085,000
Tennessee Gas Pipeline Co.,
Deb.	B1	7.00	3/15/27	4,355		4,496,537
Deb.	B1	7.00	10/15/28	3,200	(g)	2,800,000
Deb.	B1	7.625	4/01/37	8,615	(g)	7,796,575
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125	6/01/10	1,890		1,946,700
Vintage Petroleum, Inc.,
Sr. Notes	Ba3	8.25	5/01/12	2,960		3,137,600
Sr. Sub. Notes	B1	7.875	5/15/11	1,750		1,793,750
Williams Cos., Inc.,
Notes	B3	7.125	9/01/11	10,275	(g)	10,429,125
Notes	B3	8.125	3/15/12	6,110	(g)	6,522,425
Sr. Notes	B3	8.625	6/01/10	9,525	(g)	10,477,500

						163,202,438

Food/Beverages/Bottling 2.4%
Agrilink Foods, Inc., Sr. Sub. Notes	B3	11.875	11/01/08	1,558		1,647,585
Ahold Finance USA, Inc. (Netherlands), Notes	B1	8.25	7/15/10	1,840	(g)(i)	1,941,200
Carrols Corp., Sr. Sub. Notes	B3	9.50	12/01/08	6,030		6,241,050
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	4,400		4,741,000
Delhaize America, Inc., Gtd. Notes	Ba1	8.125	4/15/11	11,695	(g)	12,765,455
Dole Food Co., Inc.
Gtd. Notes	B2	7.25	6/15/10	2,150	(g)	2,123,125
Sr. Notes	B2	8.625	5/01/09	7,100		7,437,250

See Notes to Financial Statements.

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Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Iowa Select Farms LP, Sec’d. Notes, PIK	NR	10.75%	12/01/06	$679		$576,750
National Restaurant Enterprises Holding, Inc.,
Sr. Notes	NR	10.75	11/15/07	1,090	(d)(e)	11
Sr. Notes, PIK	NR	13.00	5/15/08	1,320	(d)(e)	13
North Atlantic Holdings, Inc., Sr. Disc. Notes	Caa1	Zero	3/01/14	3,225		1,789,875
Smithfield Foods, Inc.,
Sr. Notes	Ba2	8.00	10/15/09	405	(g)	436,387
Sr. Notes	Ba2	7.75	5/15/13	3,750		3,937,500
Specialty Foods Acquisition Corp., Sr. Sec’d. Disc. Deb.	NR	13.00	6/15/09	460	(d)(e)(f)	5
Stater Brothers Holdings, Inc., Sr. Notes	B1	8.125	6/15/12	2,350	(g)	2,358,812

						45,996,018

Gaming 5.3%
Argosy Gaming Co.
Sr. Sub. Notes	B2	9.00	9/01/11	2,355		2,602,275
Sr. Sub. Notes	B3	7.00	1/15/14	3,875		3,778,125
Aztar Corp.
Sr. Sub. Notes	Ba3	9.00	8/15/11	400		443,000
Sr. Sub. Notes	Ba3	7.875	6/15/14	3,000		3,030,000
Boyd Gaming Corp.
Sr. Sub. Notes	B1	8.75	4/15/12	2,800	(g)	2,982,000
Sr. Sub. Notes	B1	6.75	4/15/14	1,325		1,248,813
Circus Circus Enterprises, Inc., Notes	Ba2	6.45	2/01/06	2,925		3,005,438
Coast Hotels & Casinos, Inc., Sr. Sub. Notes	NR	9.50	4/01/09	8,000		8,400,000
Isle of Capri Casinos, Inc.
Sr. Sub. Notes	B2	9.00	3/15/12	910		980,525
Sr. Sub. Notes	B2	7.00	3/01/14	2,650		2,457,875
Kerzner International Ltd. (Bahamas), Gtd. Notes	B2	8.875	8/15/11	7,525	(i)	8,032,937
Mandalay Resort Group, Sr. Notes	Ba2	9.50	8/01/08	3,500	(g)	3,920,000
MGM Mirage, Inc.,
Gtd. Notes	Ba2	9.75	6/01/07	10,300		11,252,750
Gtd. Notes	Ba1	6.00	10/01/09	10,350		10,143,000

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	11

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba3	6.375%	7/15/09	$3,765	(g)	$3,774,412
Sr. Sub. Notes	Ba3	8.00	4/01/12	2,810		2,992,650
Park Place Entertainment Corp.,
Sr. Notes	Ba1	8.50	11/15/06	1,275		1,383,375
Sr. Sub. Notes	Ba2	7.875	12/15/05	3,500	(g)	3,679,375
Sr. Sub. Notes	Ba2	9.375	2/15/07	2,100		2,281,125
Sr. Sub. Notes	Ba2	8.875	9/15/08	2,240		2,430,400
Sr. Sub. Notes	Ba2	7.875	3/15/10	1,855		1,957,025
Sr. Sub. Notes	Ba2	8.125	5/15/11	3,800		4,032,750
Station Casinos, Inc., Sr. Notes	Ba3	6.00	4/01/12	4,500		4,353,750
Venetian Casino Resort LLC, Gtd. Notes	B3	11.00	6/15/10	11,060		12,774,300

						101,935,900

Healthcare 5.5%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	10.375	4/15/11	7,350	(g)	7,699,125
Concentra Operating Corp., Sr. Sub. Notes, Ser. 981B	B3	13.00	8/15/09	6,525		7,022,858
Fresenius Med. Care Capital Trust, Gtd. Notes	Ba2	7.875	6/15/11	110		116,600
HCA, Inc.
Deb.	Ba1	7.50	11/15/95	1,500		1,371,806
Notes	Ba1	8.85	1/01/07	4,632		5,071,002
Notes	Ba1	8.70	2/10/10	2,650		3,004,390
Notes	Ba1	8.75	9/01/10	1,500		1,712,795
Notes	Ba1	9.00	12/15/14	3,000		3,487,524
Notes	Ba1	7.69	6/15/25	1,090		1,080,969
HEALTHSOUTH Corp., Sr. Notes	NR	8.50	2/01/08	5,925	(g)	5,828,719
Iasis Healthcare Capital Corp. LLC, Sr. Sub. Notes	B3	8.75	6/15/14	2,000	(g)	2,045,000
Inverness Medical Innovations, Inc., Sr. Sub. Notes	Caa1	8.75	2/15/12	5,750		5,879,375
Magellan Health Servics, Inc., Sr. Notes, Ser. A	B3	9.375	11/15/08	8,115	(g)	8,703,684
Mariner Health Care, Inc., Sr. Sub. Notes	B3	8.25	12/15/13	5,810		6,100,500
Medco Health Solutions, Inc., Sr. Notes	Ba1	7.25	8/15/13	1,570	(g)	1,681,019

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Medical Device Manufacturing, Inc.	Caa1	10.00%	7/15/12	$5,800		$5,916,000
Medquest, Inc., Gtd. Notes, Ser. B	B3	11.875	8/15/12	7,725		8,767,875
NeighborCare, Inc., Sr. Sub. Notes	Ba3	6.875	11/15/13	1,960		2,077,600
Quintiles Transnational Corp., Sr. Sub. Notes	B3	10.00	10/01/13	455		450,450
Res-Care, Inc., Sr. Notes	B2	10.625	11/15/08	6,725		7,094,875
Select Medical Corp.,
Sr. Sub. Notes	B2	9.50	6/15/09	3,690		3,948,300
Sr. Sub. Notes	B2	7.50	8/01/13	645		635,325
Service Corp. Int’l.,
Notes	B1	6.50	3/15/08	6,195		6,195,000
Sr. Notes	B1	6.00	12/15/05	870		888,487
Tenet Healthcare Corp.,
Sr. Notes	B3	6.375	12/01/11	1,850	(g)	1,618,750
Sr. Notes	B3	6.50	6/01/12	2,400		2,088,000
Sr. Notes	B3	9.875	7/01/14	3,500	(g)	3,561,250
US Healthworks, Inc., Sr. Disc. Notes	NR	17.00	10/15/04	2,044	(f)	2,044,471

						106,091,749

Industrials/Services 6.5%
Allied Waste of North America, Inc.,
Gtd. Notes, Ser. B	Ba3	8.50	12/01/08	4,785	(g)	5,233,594
Sec’d.	Ba3	5.75	2/15/11	10,475		9,925,062
Sec’d.	Ba3	6.125	2/15/14	9,500		8,692,500
Sr. Notes, Ser. B	Ba3	9.25	9/01/12	2,000	(g)	2,240,000
AMSTED Industries, Inc., Sr. Notes	B3	10.25	10/15/11	4,200		4,557,000
Browning-Ferris Industrials, Inc., Sr. Deb.	Ba3	7.40	9/15/35	2,500		2,225,000
Case New Holland, Inc., Sr. Notes	Ba3	9.25	8/01/11	7,500		7,875,000
Flowserve Corp., Sr. Sub. Notes	B2	12.25	8/15/10	2,375		2,689,688
Invensys PLC, Sr. Notes	B3	9.875	3/15/11	10,145	(g)	10,094,275
Iron Mountain, Inc., Sr. Sub. Notes	B3	8.625	4/01/13	6,075		6,439,500
Johnsondiversey Holdings, Inc.
Sr. Disc. Notes	B3	Zero	5/15/13	4,610	(g)	3,549,700
Sr. Sub. Notes, Ser. B	B2	9.625	5/15/12	900		981,000
Manitowoc Co., Inc., Gtd. Notes	B2	10.50	8/01/12	8,400	(g)	9,618,000

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	13

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Motors & Gears, Inc., Sr. Notes	Caa1	10.75%	11/15/06	$ 3,940		$3,349,000
Mueller Group, Inc., Sr. Sub. Notes	Caa1	10.00	5/01/12	2,545		2,646,800
Noteco Ltd. (Great Britain)	NR	Zero	6/22/25	GBP 1,249	(e)	1,902,651
Sensus Metering Systems, Inc., Sr. Sub Notes	Caa1	8.625	12/15/13	3,075		2,952,000
SPX Corp., Sr. Notes	Ba3	7.50	1/01/13	2,825		2,895,625
Terex Corp.,
Sr. Sub. Notes	B3	10.375	4/01/11	10,830	(g)	12,075,450
Sr. Sub. Notes	B3	9.25	7/15/11	1,845		2,011,050
Thermadyne Holdings Corp.,
Sr. Disc. Notes	NR	12.50	6/01/08	2,500	(e)(g)	25
Sr. Sub. Notes	Caa1	9.25	2/01/14	3,900		3,851,250
Tyco Int’l. Group SA,
Gtd. Notes	Baa3	6.125	11/01/08	1,175		1,250,057
Gtd. Notes	Baa3	6.75	2/15/11	2,560		2,781,647
Notes	Baa3	2.75	1/15/18	1,875		2,817,188
Notes	Baa3	3.125	1/15/23	2,750		4,451,562
Sr. Notes	Baa3	6.375	2/15/06	1,200		1,259,887
United Rentals North America, Inc., Sr. Notes	B1	6.50	2/15/12	6,750		6,378,750

						124,743,261

Lodging & Leisure 5.2%
Cinemark, Inc.
Sr. Notes	Caa1	Zero	3/15/14	2,000	(g)	1,305,000
Sr. Sub. Notes	B3	9.00	2/01/13	1,150		1,254,938
Felcor Lodging LP
Gtd. Notes	B1	9.00	6/01/11	4,825	(g)	4,981,812
Sr. Notes	B1	10.00	9/15/08	5,106		5,386,830
Felcor Suites LP, Gtd. Notes	B1	7.625	10/01/07	3,425	(g)	3,493,500
Hilton Hotels Corp., Sr. Notes	Ba1	7.50	12/15/17	6,695		6,912,588
HMH Properties, Inc., Gtd. Notes, Ser. B	Ba3	7.875	8/01/08	4,097	(g)	4,199,425
Host Marriott Corp.,
Gtd. Notes, Ser. E	Ba3	8.375	2/15/06	1,775		1,872,625
Gtd. Notes, Ser. I	Ba3	9.50	1/15/07	11,115	(g)	12,143,137
Intrawest Corp. (Canada), Sr. Notes	B1	10.50	2/01/10	9,570	(i)	10,347,562
ITT Corp.,
Deb.	Ba1	7.375	11/15/15	7,560		7,560,000
Notes	Ba1	6.75	11/15/05	7,365	(g)	7,585,950

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

La Quinta Inns, Inc., Sr. Notes	Ba3	7.40%	9/15/05	$1,200		$1,251,000
Meditrust Corp., Notes	Ba3	7.00	8/15/07	1,150		1,175,875
Royal Caribbean Cruises Ltd.,
Sr. Notes	Ba2	8.75	2/02/11	850	(g)	941,375
Sr. Notes	Ba2	6.875	12/01/13	8,625		8,527,969
Six Flags, Inc., Sr. Notes	B3	9.625	6/01/14	3,750	(g)	3,731,250
Starwood Hotels & Resorts Worldwide, Inc.,
Gtd. Notes	Ba1	7.375	5/01/07	10,500		11,051,250
Gtd. Notes	Ba1	7.875	5/01/12	2,390		2,557,300
Vail Resorts, Inc., Sr. Sub. Notes	B2	6.75	2/15/14	5,275		4,998,063

						101,277,449

Media 5.5%
Alliance Atlantis Communications, Inc. (Canada), Sr. Sub. Notes	B1	13.00	12/15/09	7,450	(i)	8,195,000
American Color Graphics, Inc., Sr. Notes	B3	10.00	6/15/10	4,675		4,172,438
American Media Operations, Inc., Notes, Ser. B	B2	10.25	5/01/09	220		228,250
CanWest Media, Inc. (Canada),
Gtd. Notes	B1	7.625	4/15/13	1,060	(g)(i)	1,089,150
Sr. Sub. Notes	B2	10.625	5/15/11	5,600	(i)	6,279,000
Dex Media East LLC, Gtd. Notes	Caa1	12.125	11/15/12	7,490	(g)	8,744,575
Dex Media West LLC, Sr. Sub. Notes	Caa1	9.875	8/15/13	16,025		17,587,437
Dex Media, Inc., Notes	Caa2	8.00	11/15/13	2,645	(g)	2,539,200
Granite Broadcasting Corp., Sec’d. Notes	B3	9.75	12/01/10	5,800		5,394,000
Gray Television, Inc., Sr. Sub. Notes	B2	9.25	12/15/11	6,395		7,010,519
Medianews Group, Inc.,
Sr. Sub. Notes	B2	6.875	10/01/13	3,825		3,614,625
Sr. Sub. Notes	B2	6.375	4/01/14	3,175		2,889,250
Morris Publishing Group LLC, Sr. Sub. Notes	Ba3	7.00	8/01/13	1,460		1,387,000
Phoenix Color Corp., Sr. Sub. Notes	Caa2	10.375	2/01/09	1,000		930,000
Quebecor Media, Inc. (Canada), Sr. Disc. Notes, Zero Coupon (until 7/15/06)	B2	13.75	7/15/11	10,000	(g)(i)	9,250,000

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	15

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

RH Donnelley Finance Corp. I, Sr. Sub. Notes	B2	10.875%	12/15/12	$5,675	(g)	$6,583,000
Sinclair Broadcast Group, Inc.,
Sr. Sub. Notes	B2	8.75	12/15/11	4,100	(g)	4,387,000
Sr. Sub. Notes	B2	8.00	3/15/12	2,630		2,689,175
Vertis, Inc.,
Gtd. Notes, Ser. B	B3	10.875	6/15/09	4,600		4,945,000
Sec’d. Notes	B2	9.75	4/01/09	7,750		8,331,250

						106,245,869

Metals & Mining 2.4%
AK Steel Corp.,
Gtd. Notes	B3	7.875	2/15/09	3,850		3,599,750
Gtd. Notes	B3	7.75	6/15/12	1,520		1,371,800
Sr. Notes	B3	9.00	9/15/07	2,015	(g)	1,979,737
Arch Western Finance LLC, Sr. Notes	Ba2	6.75	7/01/13	2,420		2,420,000
Century Aluminum Co., Sr. Sec’d. 1st Mtge.	B1	11.75	4/15/08	7,965		8,880,975
CSN Islands VII Corp., Gtd. Notes	B1	10.75	9/12/08	7,790		8,062,650
Ispat Inland ULC, Sec’d.	Caa1	9.75	4/01/14	10,175	(g)	10,480,250
LTV Corp., Sr. Notes	NR	11.75	11/15/09	7,100	(e)	710
Lukens, Inc., Sr. Notes	NR	6.50	2/01/06	5,000	(e)	50
Peabody Energy Corp., Sr. Notes	Ba3	5.875	4/15/16	2,800		2,548,000
Russel Metals, Inc., Sr. Notes	Ba3	6.375	3/01/14	1,000		937,500
Sheffield Steel Corp., Sec’d. Notes	NR	10.00	4/30/07	2,736	(d)	2,298,298
United States Steel LLC, Sr. Notes, Ser. B	B1	10.75	8/01/08	3,000		3,427,500

						46,007,220

Paper & Forest Products 3.0%
Abitibi-Consolidated, Inc., Notes (Canada)	Ba2	6.00	6/20/13	1,560	(g)(i)	1,380,711
Ainsworth Lumber Co. Ltd., Sr. Notes (Canada)	B1	6.75	3/15/14	6,900	(i)	6,468,750
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B2	9.75	3/15/10	5,000		4,800,000
Fort James Corp., Sr. Notes	Ba2	6.625	9/15/04	5,000		5,037,500
Georgia-Pacific Corp.,
Deb.	Ba3	7.70	6/15/15	4,000		4,230,000

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Deb.	Ba3	7.375%	12/01/25	$1,500		$1,410,000
Gtd. Notes	Ba2	9.375	2/01/13	4,600	(g)	5,267,000
Notes	Ba3	7.50	5/15/06	1,600	(g)	1,696,000
Notes	Ba3	8.875	5/15/31	10,750		11,475,625
Millar Western Forest Products Ltd., Sr. Notes	B3	7.75	11/15/13	4,775		4,798,875
Stone Container Corp. (Canada), Sr. Notes	B2	11.50	8/15/06	5,670	(i)	5,719,612
Tembec Industries, Inc.
Gtd. Notes	Ba3	8.625	6/30/09	600	(g)	607,500
Gtd. Notes	Ba3	8.50	2/01/11	550	(g)	555,500
Gtd. Notes	Ba3	7.75	3/15/12	3,905	(g)	3,768,325

						57,215,398

Real Estate Investment Trust 2.2%
Felcor Lodging LP, Sr. Notes	B1	5.84(j)	6/01/11	1,765	(g)	1,773,825
Host Marriott LP, Sr. Notes	Ba3	7.125	11/01/13	9,440	(g)	9,251,200
La Quinta Properties, Inc.	Ba3	8.875	3/15/11	5,950		6,396,250
Omega Healthcare Investors, Inc.
Notes	B1	6.95	8/01/07	7,225		7,342,406
Sr. Notes	B1	7.00	4/01/14	3,000		2,835,000
Senior Housing Trust, Sr. Notes	Ba2	8.625	1/15/12	3,675		3,996,026
Ventas Realty LP,
Sr. Notes	Ba3	8.75	5/01/09	4,000	(g)	4,320,000
Sr. Notes	Ba3	9.00	5/01/12	6,525		7,144,875

						43,059,582

Retail & Supermarkets 3.3%
Asbury Automotive Group, Inc., Sr. Sub Notes	B3	8.00	3/15/14	2,800		2,674,000
AutoNation, Inc., Sr. Notes	Ba2	9.00	8/01/08	2,000		2,260,000
Dominos, Inc., Sr. Sub. Notes	B3	8.25	7/01/11	2,950		3,127,000
JC Penney Co., Inc.,
Deb.	Ba3	6.875	10/15/15	250		256,563
Deb.	Ba3	7.65	8/15/16	975		1,060,312
Deb.	Ba3	8.25	8/15/22	1,831		1,904,240
Deb.	Ba3	7.125	11/15/23	5,250		5,381,250
Deb.	Ba3	7.40	4/01/37	5,585		5,892,175
Notes	Ba3	8.00	3/01/10	3,650	(g)	4,078,875
Notes	Ba3	9.00	8/01/12	425		501,500
Pantry, Inc., Sr. Sub. Notes	B3	7.75	2/15/14	4,300		4,192,500

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	17

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Pathmark Stores, Inc., Gtd. Notes	B2	8.75%	2/01/12	$8,550	(g)	$8,550,000
Rite Aid Corp.,
Deb.	Caa1	6.875	8/15/13	1,045	(g)	961,400
Deb.	Caa1	7.70	2/15/27	1,615		1,429,275
Deb.	Caa1	6.875	12/15/28	2,000		1,600,000
Sec’d. Notes	B2	8.125	5/01/10	8,150		8,577,875
Saks, Inc.
Notes	Ba3	7.00	12/01/13	2,905		2,868,688
Notes	Ba3	7.375	2/15/19	1,835		1,752,425
Sonic Automotive, Inc., Sr. Sub. Notes	B2	8.625	8/15/13	5,500		5,733,750

						62,801,828

Technology 2.8%
Amkor Technology, Inc., Sr. Notes	B1	7.125	3/15/11	6,350	(g)	5,953,125
Ampex Corp., Sec’d. Notes, PIK (cost $150,000; purchased 7/15/98)	NR	12.00	8/15/08	1,406	(b)(e)	70,320
Avaya, Inc., Sr. Sec’d. Notes	B1	11.125	4/01/09	1,463		1,711,710
Celestica, Inc., Sr. Sub. Notes	Ba3	7.875	7/01/11	3,600	(g)	3,672,000
Flextronics Int’l., Ltd. (Singapore), Sr. Sub. Notes	Ba2	6.50	5/15/13	4,950	(g)(i)	4,826,250
Lucent Technologies, Inc., Notes	Caa1	5.50	11/15/08	4,385	(g)	4,143,825
Nortel Networks Corp.	B3	4.25	9/01/08	3,070	(g)	2,939,525
Nortel Networks Ltd. (Canada), Notes	B3	6.125	2/15/06	11,350	(g)(i)	11,406,750
ON Semiconductor Corp., Gtd. Notes	Caa1	13.00	5/15/08	2,137		2,452,208
Sanmina-SCI Corp., Gtd. Notes	Ba2	10.375	1/15/10	1,765		2,020,925
UGS Corp., Sr. Sub. Notes	B3	10.00	6/01/12	2,500		2,662,500
Unisys Corp., Sr. Notes	Ba1	7.25	1/15/05	4,900		4,998,000
Xerox Corp.
Gtd. Notes	B1	9.75	1/15/09	2,275		2,587,812
Sr. Notes	B1	7.625	6/15/13	3,670	(g)	3,752,575

						53,197,525

Telecommunications 6.3%
Alamosa, Inc., Sr. Notes	Caa1	11.00	7/31/10	3,663		3,992,670
American Cellular Corp., Sr. Notes, Ser. B	B3	10.00	8/01/11	6,035		5,205,187

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

American Tower Corp., Sr. Notes	Caa1	9.375%	2/01/09	$3,000	(g)	$3,202,500
Bestel SA (Mexico), Sr. Disc. Notes	NR	12.75	5/15/05	4,850	(d)(e)(i)	582,000
Cellnet Data Systems, Inc., Sr. Disc. Notes (cost $7,562,590; purchased 9/24/97)	NR	14.00	10/01/07	13,069	(e)(f)	131
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375	1/15/14	4,650	(g)	4,138,500
Citizens Communications Co.
Notes	Baa2	9.25	5/15/11	6,835		7,143,874
Sr. Notes	Baa2	9.00	8/15/31	2,875		2,772,089
Crown Castle International Corp.
Sr. Notes	B3	9.375	8/01/11	1,147		1,261,700
Sr. Notes	B3	10.75	8/01/11	5,520	(g)	6,182,400
Sr. Notes, Ser. B	B3	7.50	12/01/13	7,325	(g)	7,288,375
MCI, Inc., Sr. Notes	NR	6.688	5/01/09	1,900		1,757,500
Nextel Communications, Inc.,
Sr. Notes	B2	9.375	11/15/09	865	(d)	924,469
Sr. Notes	B2	9.50	2/01/11	7,840	(d)	8,780,800
Sr. Notes	B2	5.95	3/15/14	2,000		1,840,000
Sr. Notes	B2	7.375	8/01/15	13,450	(d)(g)	13,584,500
Qwest Communications Int’l., Inc.,
Sr. Notes	B3	7.25	2/15/11	4,925	(g)	4,592,562
Sr. Notes	B3	7.50	2/15/14	3,485	(g)	3,145,213
Qwest Corp., Notes	Ba3	7.20	11/01/04	2,340	(g)	2,357,550
Qwest Services Corp., Notes	Caa1(a)	14.00	12/15/10	19,506		22,675,725
Rogers Wireless Communications, Inc. (Canada),
Sr. Sec’d. Notes	Ba3	9.625	5/01/11	5,165	(g)(i)	5,797,712
Sr. Sec’d. Notes	Ba3	6.375	3/01/14	4,000		3,680,000
Tritel PCS, Inc., Sr. Sub. Notes	Baa2	10.375	1/15/11	2,755		3,182,419
Triton PCS, Inc., Gtd. Notes	B2	8.50	6/01/13	4,695		4,436,775
Ubiquitel Operating Co., Sr. Notes	Caa1	9.875	3/01/11	1,400		1,400,000
US Unwired, Inc., Sr. Sec’d. Notes	B2	5.791(j)	6/15/10	1,850	(g)	1,875,438
Voicestream Wireless Corp., Sr. Notes	Ba2	10.375	11/15/09	0	(k)	159

						121,800,248

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	19

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Transportation 2.6%
American Airlines, Inc., Certs., Ser. 91-A2	B3	10.18%	1/02/13	$2,000		$1,450,960
AMR Corp.,
Deb.	Caa2	10.00	4/15/21	3,783		2,723,760
Notes	NR	10.40	3/10/11	4,450		3,293,000
ArvinMeritor, Inc., Notes	Ba1	8.75	3/01/12	10,420	(g)	11,305,700
Calair Capital LLC, Gtd. Sr. Notes	Caa2	8.125	4/01/08	2,980		2,294,600
Continental Airlines, Inc.,
Certs., Ser. 01-1	Ba1	7.373	12/15/15	1,367		1,092,684
Certs., Ser. 981B	Ba2	6.748	3/15/17	3,814	(g)	2,902,909
Certs., Ser.99-2	Ba2	7.566	3/15/20	2,177		1,705,566
Sr. Notes	Caa2	8.00	12/15/05	45		39,712
Delta Air Lines, Inc.,
Notes	Caa3	8.30	12/15/29	5,555		2,305,325
Ser. 93-A2	Caa2	10.50	4/30/16	2,100		1,262,793
Holt Group, Inc., Sr. Notes	C	9.75	1/15/06	8,120	(e)	40,600
Navistar International Corp.
Sr. Notes	Ba3	7.50	6/15/11	550		563,750
Sr. Notes, Ser. B	Ba3	9.375	6/01/06	2,875		3,105,000
Standyne Automotive Corp., Sr. Sub. Notes, Ser. B	B3	10.25	12/15/07	2,965		2,965,000
Stena AB (Sweden),
Sr. Notes	Ba3	9.625	12/01/12	2,200	(i)	2,442,000
Sr. Notes	Ba3	7.50	11/01/13	4,900	(i)	4,844,875
TRISM, Inc., Sr. Sub. Notes	NR	12.00	2/15/05	435	(d)(e)	2,175
TRW Automotive, Sr. Notes	B1	9.375	2/15/13	4,082		4,602,455
Visteon Corp., Notes	Ba1	7.00	3/10/14	1,890	(g)	1,814,400

						50,757,264

Utilities 8.2%
AES Corp.,
Sec’d. Notes	B1	8.75	5/15/13	5,130	(g)	5,495,512
Sr. Notes	B2	9.50	6/01/09	6,635	(g)	7,091,156
Sr. Notes	B2	9.375	9/15/10	9,475	(g)	10,102,719
AES Eastern Energy LP, Certs., Ser. A	Ba1	9.00	1/02/17	6,175		6,637,713
Allegheny Energy Supply Co., LLC	B3	8.25	4/15/12	9,064	(g)	8,962,030
Aquila, Inc., Sr. Notes	Caa1	9.95	2/01/11	6,725		6,624,125
Beaver Valley II Funding Corp., Deb.	Baa3	9.00	6/01/17	6,900		7,792,170

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Calpine Corp.
Notes	Caa1	8.50%	2/15/11	$12,935	(g)	$8,440,088
Sec’d. Notes	NR	8.75	7/15/13	5,585	(g)	4,579,700
Calpine Energy Finance (Canada), Gtd. Sr. Notes	Caa1	8.50	5/01/08	1,300	(g)(i)	858,000
CMS Energy Corp.
Sr. Notes	B3	9.875	10/15/07	1,250		1,346,875
Sr. Notes	B3	7.50	1/15/09	3,620	(g)	3,601,900
Sr. Notes	B3	8.50	4/15/11	5,090	(g)	5,191,800
Cogentrix Energy, Inc., Sr. Gtd. Notes, Ser. B	Ba3	8.75	10/15/08	1,080		1,115,100
Dynegy Holdings, Inc.,
Sec’d. Notes	B3	10.125	7/15/13	12,885	(g)	13,948,012
Sr. Notes	Caa2	6.875	4/01/11	1,895	(g)	1,632,069
Midland Funding II Corp.,
Deb.	Ba3	11.75	7/23/05	3,401		3,519,948
Deb.	Ba3	13.25	7/23/06	13,135		15,105,250
Midwest Generation LLC
Certs., Ser. A	B2	8.30	7/02/09	2,750	(g)	2,777,500
Sec’d.	B1	8.75	5/01/34	3,025	(g)	3,055,250
Mirant Americas Generation LLC, Sr. Notes	NR	7.20	10/01/08	2,385		1,800,675
Mirant Corp., Sr. Notes	NR	7.40	7/15/04	2,600	(e)	1,456,000
Mission Energy Holding Co., Sec’d. Notes	Caa2	13.50	7/15/08	4,405	(g)	4,928,094
NRG Energy, Inc., Sec’d. Notes	B2	8.00	12/15/13	10,645	(g)	10,751,450
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/01/10	6,235		7,606,700
Reliant Energy Mid-Atlantic, Inc., Certs., Ser. C	B1	9.681	7/02/26	3,600	(g)	3,898,314
Reliant Resources, Inc., Sec’d. Notes	B1	9.50	7/15/13	5,445	(g)	5,866,988
Sierra Pacific Power Co., Ser. A	Ba2	8.00	6/01/08	2,040		2,147,100
Sierra Pacific Resources, Sr. Notes	B2	8.625	3/15/14	2,165	(g)	2,110,875
York Power Funding (Cayman Islands), Sr. Sec’d. Notes, (cost $2,286,886; purchased 7/31/98)	NR	12.00	10/30/07	2,287	(b)(e)(f)(i)	516,836

						158,959,949

Total corporate bonds (cost $1,725,708,041)						1,740,950,310

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	21

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

SOVEREIGN BONDS 0.3%
Republic of Brazil,
Notes	B2	7.31%(j)	6/29/09	$1,300	(g)(i)	$1,303,250
Notes	B2	8.25	1/20/34	2,375	(g)(i)	1,796,687
Republic of Colombia, Notes	Ba2	10.00	1/23/12	2,781	(g)(i)	2,878,335

Total sovereign bonds (cost $6,254,494)						5,978,272

See Notes to Financial Statements.

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Description	Shares		Value (Note 1)

COMMON STOCKS 1.2%
AmeriKing, Inc.	50	(c)(f)	$0
Birch Telecom	31,304	(c)(f)	313
Classic Communications, Inc.	3,000	(c)(f)	30
Color Spot Nurseries, Inc.	57,197	(c)(f)	228,788
Firearms Training Systems, Inc.	122,000	(c)	111,020
GenTek, Inc.	30,418	(c)	1,216,720
IMPSAT Fiber Networks, Inc.	118,952	(c)	779,136
International Wireless Communications	386,756	(c)(f)	38,676
Kaiser Group Holdings, Inc.	21,359	(c)	543,587
Link Energy LLC	57,484	(c)	5,174
Nextel Communications, Inc., Cl. A	50,000	(c)(d)	1,333,000
NTL, Inc.	12,881	(c)(g)	742,203
Peachtree Cable Assoc. Ltd.	31,559	(c)(f)	57,340
Premier Cruise Ltd.	962,763	(c)(f)	963
PSF Holdings Group, Inc.	9,517	(c)(f)	14,275,755
Samuels Jewelers, Inc.	23,425	(c)	351
Sheffield Steel Corp.	403,749	(c)(d)	807,498
Specialty Foods Acquisition Corp.	25	(c)(d)(f)	0
Star Gas Partners LP	440		10,296
Stellex Technologies, Inc.	214	(c)(f)	0
Sterling Chemicals, Inc.	159	(c)	3,895
TRISM, Inc.	27,543	(c)(d)	151
UnitedGlobalCom, Inc., Cl. A	354,217	(c)(g)	2,571,615
Walter Industries, Inc.	4,274		58,212
WKI Holding Co., Inc.	20,225	(c)(f)	20
York Research Corp.	15,105	(c)	2

Total common stocks (cost $80,963,129)			22,784,745

PREFERRED STOCKS 2.1%

Building & Construction
New Millenium Homes LLC, Ser. A	2,000	(d)(f)	20

Cable 0.1%
Adelphia Communications Corp., 13.00%	20,000		280,000
TVN Entertainment, Ser. A, 14.00%	761,361		761,361

			1,041,361

Food/Beverages/Bottling
AmeriKing, Inc., 13.00%	1,619		16

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	23

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description	Shares		Value (Note 1)

Industrials/Services 0.7%
Eagle-Picher Holdings, Inc., 11.75%	1,530		$13,425,750
Kaiser Group Holdings, Inc., 8.78%	17,729		177
Kaiser Group Holdings, Inc., 7.00%, PIK	9,600		528,000

			13,953,927

Media 1.1%
Paxon Communications Corp., 13.25%	1,597		14,033,638
Primedia, Inc., Ser. D. 10.00%	77,640		7,298,160
PTV, Inc., Ser. A	10		80

			21,331,878

Technology 0.2%
Xerox Corp., 6.25%	28,520		3,776,048

Telecommunications
McLeodUSA, Inc., Ser. A, 2.50%	78,235		203,490
World Access, Inc., 13.25%	4,663	(f)	4

			203,494

Total preferred stocks (cost $62,700,060)			40,306,744

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Description	Expiration Date	Units		Value (Note 1)

WARRANTS(c) 0.1%
Aladdin Gaming	3/01/10	30,000		$3
Allegiance Telecom, Inc.	2/03/08	14,200		1
Asia Pulp & Paper Ltd. (Indonesia)	3/15/05	3,705		0
Bell Technology Group Ltd.	5/01/05	8,500		1
Bestel SA (Mexico)	5/15/05	12,000	(d)	1
GenTek, Inc.	10/31/08	14,910		76,041
GenTek, Inc.	10/31/08	30,529		239,653
GT Group Telecom, Inc. (Canada)	2/01/10	8,610		9
HF Holdings, Inc.	9/27/09	4,375	(f)	4
ICG Communications, Inc.	9/15/05	127,809		1,278
McLeodUSA, Inc.	4/16/07	173,364		24,271
National Restaurant Enterprises Holding, Inc.	5/15/08	1,014	(d)	1
Price Communications Corp.	8/01/07	17,200	(b)	702,706
Primus Telecommunications Group	8/01/04	12,250		1
Star Choice Communications (Canada)	12/15/05	124,485		785,345
Sterling Chemicals, Inc.	8/15/08	5,450		1
Tellus Corp. (Canada)	9/15/05	108,785		547,188
Verado Holdings, Inc.	4/15/08	4,075		1,964
Versatel Telecom Int’l. NV (Netherlands)	5/15/08	10,000		1
Viasystems Group, Inc.	1/31/10	166,335	(f)	17
Wam!Net, Inc., (cost $0; purchased 9/11/98)	3/01/05	22,500	(b)	225
XM Satellite Radio, Inc.	3/15/10	345		4

Total warrants (cost $4,926,297)				2,378,715

Total long-term investments (cost $1,909,777,136)				1,829,274,279

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	25

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

SHORT-TERM INVESTMENTS 30.6%

CORPORATE BONDS 4.7%
Dillards, Inc., Notes	6.43	8/01/04	$995		$995,000
Royal Caribbean Cruises Ltd., Notes	8.125	7/28/04	2,665	(g)	2,674,305
Sara Lee Corp.(h)	1.36	8/05/04	50,000	(h)	49,943,333
Volkswagen of America (h)	1.27	7/06/04	37,700	(h)	37,693,350

Total corporate bonds (cost $91,264,533)					91,305,988

	Shares

MONEY MARKET FUND 25.9%
Dryden Core Investment Fund-Taxable Money Market Series (Note 3)(h) (cost $498,362,970)	498,362,970	$ 498,362,970

Total short-term investments (cost $589,627,503)		589,668,958

Total Investments 125.5% (cost $2,495,588,303; Note 5)		2,418,943,237
Liabilities in excess of other assets (25.5%)		(492,174,741)

Net Assets 100.0%		$1,926,768,496

(a)	Standard & Poor’s rating.
(b)	Indicates a restricted security; the aggregate cost of such securities is $21,302,953. The aggregate value of $8,344,920 is approximately 0.4% of net assets.
(c)	Non-income producing security.
(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	Fair valued security.
(g)	All or a portion of securities on loan, see Note 4.
(h)	Represents security purchased, or portion thereof, purchased with cash collateral received for securities on loan.
(i)	US$ denominated foreign bonds.
(j)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at June 30, 2004.
(k)	Less than $500 principal amount held.

GBP—Great Britain Pounds

LLC—Limited Liability Company.

LP—Limited Partnership.

PIK—Payment-in-kind

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

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Financial Statements

JUNE 30, 2004	SEMIANNUAL REPORT

Dryden High Yield Fund

Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

Assets
Investments, at value—including $43,969,946,047 of securities loaned (Note 4) (cost $2,495,588,303)	$2,418,943,237
Foreign currency, at value (cost $773,295)	775,735
Cash	103,435
Dividends and interest receivable	37,536,873
Receivable for Investments sold	7,895,206
Receivable for Fund shares sold	396,705
Prepaid expenses	55,099

Total assets	2,465,706,290

Liabilities
Payable to broker for collateral for securities on loan	510,301,155
Payable for Investments purchased	19,511,050
Payable for Fund shares reacquired	3,698,832
Dividends payable	3,643,259
Management fee payable	723,507
Distribution fee payable	642,684
Accrued expenses	366,067
Deferred directors’ fees	39,615
Unrealized depreciation on forward currency contracts	11,625

Total liabilities	538,937,794

Net Assets	$1,926,768,496

Net assets were comprised of:
Common stock, at par	$3,404,096
Paid-in capital in excess of par	3,242,267,949

3,245,672,045
Distributions in excess of net investment income	(3,248,634)
Accumulated net realized loss on investments and foreign currency transactions	(1,238,865,392)
Net unrealized depreciation on investments and foreign currencies	(76,789,523)

Net assets June 30, 2004	$1,926,768,496

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share
($1,291,924,903 ÷ 228,147,057 shares of common stock issued and outstanding)	$5.66
Maximum sales charge (4.5% of offering price)	.27

Maximum offering price to public	$5.93

Class B
Net asset value, offering price and redemption price per share
($519,724,419 ÷ 91,922,253 shares of common stock issued and outstanding)	$5.65

Class C
Net asset value, offering price and redemption price per share
($84,234,433 ÷ 14,898,288 shares of common stock issued and outstanding)	$5.65

Class Z
Net asset value, offering price and redemption price per share
($30,884,741 ÷ 5,442,015 shares of common stock issued and outstanding)	$5.68

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	29

Statement of Operations

Six Months Ended June 30, 2004 (Unaudited)

Net Investment Income
Income
Interest	$79,294,271
Dividends	2,222,397
Income from securities loaned, net	552,292

Total income	82,068,960

Expenses
Management fee	4,603,992
Distribution fee—Class A	1,646,151
Distribution fee—Class B	2,174,421
Distribution fee—Class C	344,899
Transfer agent’s fees and expenses	1,292,000
Custodian’s fees and expenses	201,000
Reports to shareholders	74,000
Registration fees	52,000
Legal fees and expenses	23,000
Directors’ fees	19,000
Audit fee	15,000
Miscellaneous	33,142

Total expenses	10,478,605

Net investment income	71,590,355

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	34,862,934
Foreign currency transactions	(62,504)

34,800,430

Net change in unrealized depreciation on:
Investments	(80,378,936)
Foreign currencies	(144,554)

(80,523,490)

Net loss on investments and foreign currency transactions	(45,723,060)

Net Increase In Net Assets Resulting From Operations	$25,867,295

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months Ended and Year Ended Periods (Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$71,590,355	$160,158,845
Net realized gain on investment and foreign currency transactions	34,800,430	19,968,685
Net change in unrealized appreciation of investments and foreign currencies	(80,523,490)	292,666,000

Net increase in net assets resulting from operations	25,867,295	472,793,530

Dividends from net investment income (Note 1)
Class A	(48,980,845)	(103,405,926)
Class B	(20,098,611)	(47,569,007)
Class C	(3,192,426)	(6,786,652)
Class Z	(1,283,457)	(4,642,072)

	(73,555,339)	(162,403,657)

Fund share transactions (Net of share conversions) (Note 7)
Net proceeds from shares sold	77,397,421	504,018,908
Net asset value of shares issued in reinvestment of dividends	36,909,893	85,279,392
Cost of shares reacquired	(273,630,998)	(654,733,464)

Net decrease in net assets from Fund share transactions	(159,323,684)	(65,435,164)

Total increase (decrease)	(207,011,728)	244,954,709

Net Assets
Beginning of period	2,133,780,224	1,888,825,515

End of period	$1,926,768,496	$2,133,780,224

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	31

Notes to Financial Statements

(Unaudited)

Dryden High Yield Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities which, in the opinion of the Fund’s investment adviser, do not subject the Fund to unreasonable risks. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primarily market is believed by Prudential Investments LLC(“PI” or “Manger”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by

32	Visit our website at www.jennisondryden.com

events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at June 30, 2004 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Dryden High Yield Fund, Inc.	33

Notes to Financial Statements

(Unaudited) Cont’d

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the closing daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net realized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-ended exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes

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in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Forward currency contracts involve elements of both market and credit risk in excess of the amounts reported on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income/(loss) (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income taxes purposes, it is Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dryden High Yield Fund, Inc.	35

Notes to Financial Statements

(Unaudited) Cont’d

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distribution to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $250 million, .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, ..40% of the next $500 million, .375% of the next $500 million and .35% of the Fund’s average daily net assets in excess of $3 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, B and C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

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Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .75 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended June 30, 2004, PIMS has contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it has received approximately $306,500 and $4,600 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2004, it received approximately $513,900 and $23,700 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was April 30, 2004. Effective May 1, 2004 the commitment was reduced $500 million. All other terms and conditions remain the same. The expiration date of the renewed SCA is October, 29, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC, (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended June 30, 2004, the Fund incurred fees of approximately $994,400 for the services of PMFS. As of June 30, 2004, approximately $160,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Dryden High Yield Fund, Inc.	37

Notes to Financial Statements

(Unaudited) Cont’d

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The Fund incurred approximately $84,900 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) an affiliate of PI, was approximately $78,300 for the six months June 30, 2004. As of June 30, 2004, approximately $12,500 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the fund’s securities lending agent. For the six months ended June 30, 2004, PIM has been compensated approximately $184,097 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2004, the Fund earned income of $266,642 and $552,292, respectively, from the Series by investing its excess cash and collateral received from securities lending.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2004 were $568,862,767 and $743,895,567, respectively.

At June 30, 2004 the Fund had an outstanding forward currency contract to sell foreign currency as follows:

Foreign Currency Sales Contracts	Current Value	Value at Settlement Date Receivable	Unrealized Depreciation
British Pounds Expiring 7/9/04	$3,497,276	$3,485,651	$11,625

As of June 30, 2004, the Fund has securities on loan with an aggregate market value of $442,947,325. The Fund received $510,301,155 in cash, as collateral for securities on loan with which it purchased highly liquid short-term investments in accordance with the Fund's securities lending procedures.

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Note 5. Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2003 of approximately $1,266,889,000, of which $169,718,000 expires in 2007, $312,066,000 expires in 2008, $369,236,000 expires 2009 and $386,017,000 expires in 2010. The remaining amount resulted from when the Fund acquired a capital loss carryforward from the merger with Prudential High Yield Total Return Fund, Inc. in the amount of $29,852,000, of which $1,698,000 expires in 2006, $6,981,000 expires in 2007, $8,555,000 in 2008 and $12,618,000 expires in 2009, respectively. The future utilization of the acquired built-in losses from Prudential High Yield Total Return Fund, Inc. in the amount of $18,309,338, will be limited under Section 382 of the Internal Revenue Code of 1986, as amended. The annual limitation to be applied to all Section 382 losses will be $3,494,000. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such allowable amounts. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date. For the year ended December 31, 2003 December 31, 2002, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets was $162,403,657 of ordinary income. As of December 31, 2003, there were no accumulated undistributed earnings on a tax basis.

The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of June 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation

$2,498,295,139	$105,167,027	$184,518,929	$79,351,902

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and wash sales for book and tax purposes.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.5%. In some limited circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge for the first fiscal year. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-

Dryden High Yield Fund, Inc.	39

Notes to Financial Statements

(Unaudited) Cont’d

dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has 3 billion shares of $.01 par value common stock authorized; equally divided into four classes, designated Class A, Class B, Class C and Class Z shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2004:
Shares sold	7,538,745	$43,412,503
Shares issued in reinvestment of dividends	4,442,874	25,543,063
Shares reacquired	(26,708,546)	(153,949,083)

Net increase (decrease) in shares outstanding before conversion	(14,726,927)	(84,993,517)
Shares issued upon conversion from Class B	7,530,935	43,168,857

Net increase (decrease) in shares outstanding	(7,195,992)	$(41,824,660)

Year ended December 31, 2003:
Shares sold	62,033,819	$333,313,582
Shares issued in reinvestment of dividends	10,269,474	56,062,123
Shares reacquired	(86,556,055)	(471,250,698)

Net increase (decrease) in shares outstanding before conversion	(14,252,762)	(81,874,993)
Shares issued upon conversion from Class B	16,884,663	92,565,640

Net increase (decrease) in shares outstanding	2,631,901	$10,690,647

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Class B	Shares	Amount
Six months ended June 30, 2004:
Shares sold	3,569,807	$20,632,535
Shares issued in reinvestment of dividends	1,539,272	8,838,069
Shares reacquired	(12,455,429)	(71,528,502)

Net increase (decrease) in shares outstanding before conversion	(7,346,350)	(42,057,898)
Shares issued upon conversion into Class A	(7,544,100)	(43,168,857)

Net increase (decrease) in shares outstanding	(14,890,450)	$(85,226,755)

Year ended December 31, 2003:
Shares sold	16,575,416	$89,410,928
Shares issued in reinvestment of dividends	3,960,647	21,544,968
Shares reacquired	(19,470,116)	(105,570,262)

Net increase (decrease) in shares outstanding before conversion	1,065,947	5,385,634
Shares issued upon conversion into Class A	(16,915,574)	(92,565,640)

Net increase (decrease) in shares outstanding	(15,849,627)	$(87,180,006)

Class C
Six months ended June 30, 2004:
Shares sold	623,395	$3,592,632
Shares issued in reinvestment of distributions	284,049	1,630,977
Shares reacquired	(2,810,484)	(16,072,037)

Net increase (decrease) in shares outstanding	(1,903,040)	$(10,848,428)

Year ended December 31, 2003:
Shares sold	6,096,355	$32,545,826
Shares issued in reinvestment of distributions	671,779	3,665,752
Shares reacquired	(4,472,803)	(24,364,553)

Net increase (decrease) in shares outstanding	2,295,331	$11,847,025

Class Z
Six months ended June 30, 2004:
Shares sold	1,691,130	$9,759,751
Shares issued in reinvestment of distributions	155,735	897,784
Shares reacquired	(5,516,801)	(32,081,376)

Net increase (decrease) in shares outstanding	(3,669,936)	$(21,423,841)

Year ended December 31, 2003:
Shares sold	9,023,968	$48,748,572
Shares issued in reinvestment of distributions	732,596	4,006,549
Shares reacquired	(9,772,426)	(53,547,951)

Net increase (decrease) in shares outstanding	(15,862)	$(792,830)

Dryden High Yield Fund, Inc.	41

Notes to Financial Statements

Cont’d

Note 7. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP was previously the independent registered public accounting firm for the Fund. The decision to change the independent registered public accounting firm was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

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Financial Highlights

JUNE 30, 2004	SEMIANNUAL REPORT

Dryden High Yield Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.80

Income/loss from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(.14)

Total from investment operations	.07

Less Distributions
Dividends from net investment income	(.21)
Distributions in excess of net investment income	—
Tax return of capital distributions	—

Total Distributions	(.21)

Net asset value, end of period	$5.66

Total Return(a):	1.08%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,291,925
Average net assets (000)	$1,324,157
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	.87	%(e)
Expenses, excluding distribution and service (12b-1) fees	.62	%(e)
Net investment income	7.24	%(e)
For Classes A, B, C and Z shares:
Portfolio turnover rate	31	%(f)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of 1% of the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2003	2002	2001	2000	1999

$4.99	$5.57	$6.20	$7.38	$7.88

.43	.47	.61 (b)	.69 (b)	.71
.82	(.57)	(.61)	(1.17)	(.45)

1.25	(.10)	—	(.48)	.26

(.44)	(.48)	(.61)	(.69)	(.71)
—	—	—	— (c)	(.01)
—	—	(.02)	(.01)	(.04)

(.44)	(.48)	(.63)	(.70)	(.76)

$5.80	$4.99	$5.57	$6.20	$7.38

25.66%	(1.56)%	(.25)%	(6.88)%	3.38%

$1,364,999	$1,160,389	$1,323,184	$1,482,144	$1,750,618
$1,286,769	$1,206,048	$1,433,298	$1,591,228	$1,746,123

.90%	.90%	.88%	.85%	.80%
.65%	.65%	.63%	.60%	.55%
7.93%	9.13%	10.14%	9.95%	9.30%

68%	50%	77%	71%	70%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	45

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.79

Income/loss from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.13)

Total from investment operations	.06

Less Distributions
Dividends from net investment income	(.20)
Distributions in excess of net investment income	—
Tax return of capital distributions	—

Total Distributions	(.20)

Net asset value, end of period	$5.65

Total Return(a):	.84%
Ratios/Supplemental Data:
Net assets, end of period (000)	$519,724
Average net assets (000)	$583,032
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.37	%(d)
Expenses, excluding distribution and service (12b-1) fees	.62	%(d)
Net investment income	6.75	%(d)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended December 31,
2003	2002	2001	2000	1999

$4.98	$5.56	$6.19	$7.36	$7.86

.40	.44	.58 (b)	.65 (b)	.67
.82	(.57)	(.61)	(1.16)	(.45)

1.22	(.13)	(.03)	(.51)	.22

(.41)	(.45)	(.58)	(.65)	(.66)
—	—	—	— (c)	(.02)
—	—	(.02)	(.01)	(.04)

(.41)	(.45)	(.60)	(.66)	(.72)

$5.79	$4.98	$5.56	$6.19	$7.36

25.08%	(2.07)%	(.78)%	(7.28)%	2.86%

$618,539	$610,615	$801,358	$1,051,971	$1,867,620
$629,849	$720,123	$965,014	$1,453,221	$2,180,904

1.40%	1.40%	1.38%	1.35%	1.30%
.65%	.65%	.63%	.60%	.55%
7.44%	8.60%	9.66%	9.41%	8.78%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	47

Financial Highlights

(Unaudited) Cont'd

	Class C
	Six Months Ended June 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.79

Income/loss from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.13)

Total from investment operations	.06

Less Distributions
Dividends from net investment income	(.20)
Distributions in excess of net investment income	—
Tax return of capital distributions	—

Total Distributions	(.20)

Net asset value, end of period	$5.65

Total Return(a):	.84%
Ratios/Supplemental Data:
Net assets, end of period (000)	$84,234
Average net assets (000)	$92,478
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.37	%(e)
Expenses, excluding distribution and service (12b-1) fees	.62	%(e)
Net investment income	6.76	%(e)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of 1% of the average daily net assets of the Class C shares.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended December 31,
2003	2002	2001	2000	1999

$4.98	$5.56	$6.19	$7.36	$7.86

.40	.44	.58 (b)	.65 (b)	.67
.82	(.57)	(.61)	(1.16)	(.45)

1.22	(.13)	(.03)	(.51)	.22

(.41)	(.45)	(.58)	(.65)	(.67)
—	—	—	— (c)	(.01)
—	—	(.02)	(.01)	(.04)

(.41)	(.45)	(.60)	(.66)	(.72)

$5.79	$4.98	$5.56	$6.19	$7.36

25.08%	(2.07)%	(.78)%	(7.28)%	2.86%

$97,291	$72,213	$68,382	$67,890	$98,347
$90,157	$72,506	$70,073	$82,438	$95,443

1.40%	1.40%	1.38%	1.35%	1.30%
.65%	.65%	.63%	.60%	.55%
7.42%	8.65%	9.66%	9.44%	8.81%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	49

Financial Highlights

(Unaudited) Cont'd

Class Z
Six Months Ended June 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$5.81

Income/loss from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(.12)

Total from investment operations	.09

Less Distributions
Dividends from net investment income	(.22)
Distributions in excess of net investment income	—
Tax return of capital distributions	—

Total Distributions	(.22)

Net asset value, end of year	$5.68

Total Return(a):	1.39%
Ratios/Supplemental Data:
Net assets, end of year (000)	$30,885
Average net assets (000)	$33,727
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.62%
Expenses, excluding distribution and service (12b-1) fees	.62%
Net investment income	7.47%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

50	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2003	2002	2001	2000	1999

$5.00	$5.58	$6.20	$7.39	$7.88

.44	.48	.63 (b)	.70 (b)	.73
.82	(.57)	(.60)	(1.17)	(.44)

1.26	(.09)	.03	(.47)	.29

(.45)	(.49)	(.63)	(.70)	(.73)
—	—	—	(.01)	(.01)
—	—	(.02)	(.01)	(.04)

(.45)	(.49)	(.65)	(.72)	(.78)

$5.81	$5.00	$5.58	$6.20	$7.39

25.94%	(1.30)%	.19%	(6.58)%	3.79%

$52,951	$45,609	$42,252	$37,288	$50,330
$56,046	$43,494	$42,557	$43,997	$60,652

.65%	.65%	.63%	.60%	.55%
.65%	.65%	.63%	.60%	.55%
8.17%	9.41%	10.41%	10.17%	9.53%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	51

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•William V. Healey, Chief Legal Officer• Deborah A. Docs, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer• Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden High Yield Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PBHAX	PBHYX	PRHCX	PHYZX
CUSIP	262438104	262438203	262438302	262438401

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management Associates and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden High Yield Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PBHAX	PBHYX	PRHCX	PHYZX
CUSIP	262438104	262438203	262438302	262438401

MF110E2    IFS-A095193    Ed. 08/2004

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden High Yield Fund, Inc.

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary

Date August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 20, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 20, 2004

*	Print the name and title of each signing officer under his or her signature.